Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average		Value of Initial Fixed $100			Company
			Summary	Average	Investment Based On:			Selected
	Summary		Compensation	Compensation		Peer Group		Measure:
	Compensation	Compensation	Table Total for	Actually Paid to	Total	Total		Relative
	Table Total for	Actually Paid	Non-PEO	Non-PEO	Shareholder	Shareholder	Net	FAD
Year	PEO	to PEO (1)	NEOs (2)	NEOs (1)(2)	Return (3)	Return (3)	Income (4)	per Share (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	11,001,108	21,789,017	4,211,903	7,525,681	85	85	438,841	2.77
2021	10,374,954	(5,361,058)	3,981,576	(2,175,687)	82	105	428,302	3.14
2020	10,453,238	9,435,746	4,104,077	3,190,857	93	90	163,545	3.06

(1)	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO and the average of our Non-PEO NEOs for each year, in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect actual compensation earned or paid during the respective year. In accordance with Item 402(v) of Regulation S-K, adjustments were made to total compensation for each year to determine the compensation actually paid, as provided in the “Adjustments to Pay Versus Performance Table” provided below.
(2)	The dollar amounts reported in columns (d) and (e) include compensation for all Non-PEO NEOs disclosed in Summary Compensation Table for years 2021 and 2020. Mr. Insoft is excluded from the Non-PEO NEO disclosures for 2022.
(3)	Represents the cumulative Absolute TSR of the Company and the FTSE NAREIT Equity Health Care Index for the year ended December 31, 2020, the two years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
(4)	Net income as reported on the Company’s audited financial statements for the respective year.
(5)	Funds Available for Distribution per dilutive share, or FAD, in a non-GAAP financial measure. FAD is defined in the “2022 ANNUAL CASH INCENTIVE PERFORMANCE GOALS AND RESULTS” section.

Company Selected Measure Name	Relative FAD per Share
Named Executive Officers, Footnote [Text Block]
(2)	The dollar amounts reported in columns (d) and (e) include compensation for all Non-PEO NEOs disclosed in Summary Compensation Table for years 2021 and 2020. Mr. Insoft is excluded from the Non-PEO NEO disclosures for 2022.

Peer Group Issuers, Footnote [Text Block]
(3)	Represents the cumulative Absolute TSR of the Company and the FTSE NAREIT Equity Health Care Index for the year ended December 31, 2020, the two years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 11,001,108	$ 10,374,954	$ 10,453,238
PEO Actually Paid Compensation Amount	$ 21,789,017	(5,361,058)	9,435,746
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Pay Versus Performance Table

	2022		2021		2020
Adjustments to Determine Compensation "Actually Paid" for PEO and Non-PEO NEOs	PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO
Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table	(9,151,997)	(3,299,995)	(8,635,010)	(3,093,451)	(8,117,974)	(2,903,425)
For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value	11,600,647	4,181,558	4,587,972	1,438,894	8,511,118	2,927,743
For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year	6,487,397	2,320,818	(6,760,444)	(2,296,404)	(531,938)	(178,264)
For awards that are granted and vest in the same covered fiscal year, add the fair values as of the vesting date	N/A	N/A	N/A	N/A	N/A	N/A
For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period	(63,322)	(22,578)	(1,350,094)	(498,646)	(2,932,005)	(1,099,545)
For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period	(357,799)	(127,970)	(6,120,944)	(2,133,004)	N/A	N/A
For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	2,272,983	261,945	2,542,508	425,348	2,053,307	340,271
Total Adjustments	10,787,909	3,313,778	(15,736,012)	(6,157,263)	(1,017,492)	(913,220)

Non-PEO NEO Average Total Compensation Amount	$ 4,211,903	3,981,576	4,104,077
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,525,681	(2,175,687)	3,190,857
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Pay Versus Performance Table

	2022		2021		2020
Adjustments to Determine Compensation "Actually Paid" for PEO and Non-PEO NEOs	PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO
Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table	(9,151,997)	(3,299,995)	(8,635,010)	(3,093,451)	(8,117,974)	(2,903,425)
For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value	11,600,647	4,181,558	4,587,972	1,438,894	8,511,118	2,927,743
For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year	6,487,397	2,320,818	(6,760,444)	(2,296,404)	(531,938)	(178,264)
For awards that are granted and vest in the same covered fiscal year, add the fair values as of the vesting date	N/A	N/A	N/A	N/A	N/A	N/A
For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period	(63,322)	(22,578)	(1,350,094)	(498,646)	(2,932,005)	(1,099,545)
For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period	(357,799)	(127,970)	(6,120,944)	(2,133,004)	N/A	N/A
For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	2,272,983	261,945	2,542,508	425,348	2,053,307	340,271
Total Adjustments	10,787,909	3,313,778	(15,736,012)	(6,157,263)	(1,017,492)	(913,220)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

As described in greater detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the year ended December 31, 2022, to the Company’s performance are set forth in the unranked list below:

FAD per share
Leverage
Tenant quality

Absolute SR
Relative TSR

Please see the Compensation Discussion and Analysis on pages 42 to 61 for more information on these measures and how they are taken into account in determining compensation for each of our NEOs.

Total Shareholder Return Amount	$ 85	82	93
Peer Group Total Shareholder Return Amount	85	105	90
Net Income (Loss)	$ 438,841	$ 428,302	$ 163,545
Company Selected Measure Amount | item	2.77	3.14	3.06
PEO Name	C. Taylor Pickett
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FAD per share
Non-GAAP Measure Description [Text Block]
(5)	Funds Available for Distribution per dilutive share, or FAD, in a non-GAAP financial measure. FAD is defined in the “2022 ANNUAL CASH INCENTIVE PERFORMANCE GOALS AND RESULTS” section.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Leverage
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Tenant quality
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Absolute SR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 10,787,909	$ (15,736,012)	$ (1,017,492)
PEO [Member] | Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,151,997)	(8,635,010)	(8,117,974)
PEO [Member] | For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,600,647	4,587,972	8,511,118
PEO [Member] | For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,487,397	(6,760,444)	(531,938)
PEO [Member] | For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(63,322)	(1,350,094)	(2,932,005)
PEO [Member] | For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(357,799)	(6,120,944)
PEO [Member] | For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,272,983	2,542,508	2,053,307
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,313,778	(6,157,263)	(913,220)
Non-PEO NEO [Member] | Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,299,995)	(3,093,451)	(2,903,425)
Non-PEO NEO [Member] | For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,181,558	1,438,894	2,927,743
Non-PEO NEO [Member] | For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,320,818	(2,296,404)	(178,264)
Non-PEO NEO [Member] | For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,578)	(498,646)	(1,099,545)
Non-PEO NEO [Member] | For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(127,970)	(2,133,004)
Non-PEO NEO [Member] | For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 261,945	$ 425,348	$ 340,271